SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost:
Cash and cash equivalents	$ 750	$ 2,343		$ 168	$ 1,398	$ 4,171
Other current receivables	1,000	1,993		634
Total current assets	$ 1,750	4,336		802
Credit risk [member]
Financial assets at amortized cost:
Cash and cash equivalents		2,343		168
Other current receivables		1,993		424
Total current assets		$ 4,336		$ 592